Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of transactions with related parties

	Related party transactions
	Year ended December 31,		Balance receivable (payable) as of
Transaction	2022	2021	December 31, 2022	December 31, 2021
Consulting fees (1)	$1,269	$733	$—	$—
Travel and reimbursement (2)	382	1,279	—	—
Rent expense reimbursement (3)	(166)	(130)	—	—
Equipment purchases (4)	—	2,726	—	—
Senior Secured Notes - 2026 (5)	879	—	(10,000)	(10,000)
Promissory Note - 2024 (5)	—	2,183	—	—
	$2,364	$6,791	$(10,000)	$(10,000)
(1)	Consulting fees relate to real estate management and general advisory services provided by (i) Frontline Real Estate Partners, LLC, a company controlled by Mitchell Kahn, a Board Member, and in which Matt Darin, Chief Executive Officer, has a minority interest, as well as (ii) Measure 8 Venture Management, LLC, an investment company controlled by Boris Jordan, Executive Chairman and control person of the Company (including funds managed by such entity, “Measure 8”). There are on-going contractual commitments related to these transactions. The total consulting fees paid to Measure 8 were $0.7 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively. The total consulting fees paid to Frontline Real Estate Partners, LLC were $0.6 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively.
(2)	Travel and reimbursement relate to payments made to Measure 8 for reimbursements of certain expenses incurred. There are on-going contractual commitments related to these transactions.
(3)	The Company recognized a rent expense credit for a sublease between Curaleaf NY LLC and Measure 8 and rent expense for a lease between GR Companies, Inc. and FREP Elm Place II, LLC, a company owned in part by Mr. Kahn. Both arrangements represent on-going contractual commitments based on executed leases.
(4)	The Company purchased hemp processing equipment from Sentia Wellness. Sentia Wellness is a cannabidiol company that was formerly associated with Select, prior to the acquisition by Curaleaf. Mr. Jordan and Cameron Forni, former Select President, have interests in Sentia Wellness.
(5)	Baldwin Holdings, LLC, in which Joseph F. Lusardi, the Company’s Executive Vice Chairman, owns a direct equity interest held $10 million of the total $475 million of Senior Secured Notes – 2026. The Company recognized interest expense related to the portion of the Senior Secured Notes - 2026 held by Baldwin Holdings, LLC. The Promissory Note – 2024 previously held by Baldwin Holdings, LLC, was exchanged for Senior Secured Notes – 2026 as part of the private placement of Senior Secured Notes – 2026 completed by the Company in December 2021. As a result of this exchange, the Company repaid the notes, including interest and prepayment penalty. For year ended December 31, 2021, the Company recognized interest expense under the Promissory Note - 2024. For the year ended December 31, 2022, the Company recognized interest expense under the Senior Secured Notes - 2026, some of which are attributable to Baldwin Holdings, LLC. The Senior Secured Notes – 2026 held by Baldwin Holdings, LLC contain certain repayment and interest components that represent on-going contractual commitments with this related party.